Related party transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Convertible debentures		$ 2,230
Share based compensation	400
Director [Member]
Related Party Transaction [Line Items]
Convertible debentures	$ 500
Interest rate	8.00%
Director fees incurred	$ 700
Directors And Executive Officer [Member]
Related Party Transaction [Line Items]
Share based compensation	3,200
Executive Officer [Member]
Related Party Transaction [Line Items]
Director fees incurred	$ 1,000